Contingent Consideration (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Contingent Consideration Liability [Roll Forward]
Contingent consideration, liability, beginning balance	$ 660	$ 1,066	$ 1,066	$ 0
Fair value adjustments to contingent consideration	(290)	0	(406)	0	$ 0
Contingent consideration, liability, ending balance	$ 370	$ 1,066	$ 660	$ 1,066	$ 0